Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

==========================================================================================================================
                                                      Yield to                               Par
Security                                              Maturity        Maturity              Value                Value
==========================================================================================================================
Commercial Paper - 35.4%
Atlantis One Funding ..........................         5.52%          1/27/99          $  7,500,000       $     7,470,100
Atlantis One Funding ..........................         5.37%          3/31/99             7,500,000             7,400,431
Atlantis One Funding ..........................         5.15%          4/26/99             5,000,000             4,917,743
Barton Capital Corporation ....................         5.42%          2/19/99            10,000,000             9,926,228
Budget Funding Corporation ....................         5.40%          2/05/99            15,000,000            14,921,250
Credit Suisse First Boston ....................         5.19%          1/27/99             5,000,000             4,981,258
Equilon Enterprises LLC .......................         5.27%          2/25/99            15,000,000            14,879,229
Frontier Corporation ..........................         5.10%          3/29/99            10,000,000             9,876,750
General Electric Capital Corporation ..........         4.94%          2/12/99             5,000,000             4,971,183
General Electric Capital Corporation ..........         5.15%          3/09/99            20,000,000            19,808,305
GTE Corporation ...............................         5.47%          2/05/99             4,500,000             4,476,069
Iowa Student Loan Liquidation Company .........         5.60%          1/20/99            15,000,000            14,955,667
Jefferson Smurfit Financial ...................         5.44%          2/24/99            11,500,000            11,406,160
Lexington Parker Capital ......................         5.51%          1/04/99             3,500,000             3,498,393
Liberty Lighthouse U.S.  Capital ..............         5.41%          2/12/99            11,000,000            10,930,572
Morgan Stanley Dean Witter ....................         5.35%          1/22/99            14,000,000            13,956,309
Paine Webber Group ............................       5.59-5.60%       3/15/99            30,000,000            29,659,840
Pegasus Four Limited ..........................         5.38%          1/25/99            10,000,000             9,964,133
Pegasus Four Limited ..........................         5.43%          2/26/99            12,446,000            12,340,873
Pegasus Two Limited ...........................         5.47%          1/27/99            12,000,000            11,952,593
Sharp Electronics Corporation .................         5.48%          1/07/99            13,000,000            12,988,127
Sharp Electronics Corporation .................         5.42%          3/03/99            10,000,000             9,908,162
Songs Fuel Company ............................         5.02%          6/21/99             9,000,000             8,785,395
Uniao de Banco Brasilieros SA Grand Cayman ....         5.18%          4/21/99             3,000,000             2,952,517
Westways Funding I Limited ....................         5.32%          1/29/99             8,000,000             7,966,898
Westways Funding IV Limited ...................         5.46%          1/27/99            15,000,000            14,940,850
                                                                                                           ---------------
                                                                                                               279,835,035
                                                                                                           ---------------
Variable Rate Notes - 21.2%
Bankers Trust Corporation .....................       4.97-5.80%       1/04/99            16,000,000            15,948,201
Bear Stearns Company ..........................         5.75%          2/17/99            20,000,000            20,000,000
Beneficial Corporation ........................         5.46%          1/12/99             5,000,000             4,998,146
Donaldson Lufkin & Jenrette ...................         5.56%          1/05/99            33,000,000            33,000,000
General American Life Insurance Company .......         5.17%          1/04/99            30,000,000            30,000,000
Liberty Lighthouse U.S.  Capital ..............         5.60%          1/19/99             5,000,000             4,997,083
Liberty Lighthouse U.S.  Capital ..............         5.23%          3/09/99            14,000,000            14,000,000
Morgan Stanley Dean Witter ....................         5.30%          1/15/99            20,000,000            20,000,000
New England Educational Loan Marketing ........         5.32%          3/08/99             7,500,000             7,500,000
Paine Webber Group ............................         6.05%          1/21/99            13,000,000            13,000,000
Pittsburgh National Corporation ...............         4.85%          3/11/99             5,000,000             4,998,632
                                                                                                           ---------------
                                                                                                               168,442,062
                                                                                                           ---------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

==========================================================================================================================
                                                      Yield to                               Par
Security                                              Maturity        Maturity              Value                Value
==========================================================================================================================
Corporate Debt - 13.6%
Aetna Services ................................         5.66%         11/29/99          $ 10,000,000       $ 10,000,000
Bankers Trust Corporation .....................         5.63%          7/30/99            10,000,000         10,055,813
Bear Stearns Company ..........................         5.56%          3/15/99             9,460,000          9,473,722
Bear Stearns Company ..........................         5.31%          9/15/99             1,540,000          1,564,346
Caterpillar Financial Service Corporation .....         5.39%          7/01/99             1,000,000          1,006,802
Chemical New York Corporation .................         5.20%          6/15/99             1,600,000          1,632,336
First Chicago NBD Corporation .................       5.21-5.40%       7/01/99             9,000,000          9,200,576
First Union Corporation .......................         5.20%          6/15/99             1,000,000          1,018,881
Fleet Mortgage Group ..........................       5.16-5.32%       9/15/99             6,442,000          6,499,458
Ford Motor Credit Company .....................         5.32%          9/15/99             1,000,000          1,007,248
General Motors Acceptance Corporation .........         5.17%          6/22/99             2,585,000          2,609,827
General Motors Acceptance Corporation .........       4.95-5.32%       9/09/99             4,000,000          4,059,933
Household International BV ....................         5.30%          3/15/99             7,000,000          7,009,827
KeyCorp .......................................         5.69%          4/01/99             5,680,000          5,717,044
Morgan Stanley Group ..........................         5.22%          9/01/99             1,575,000          1,598,160
Norwest Financial .............................         5.31%          9/15/99             2,000,000          2,012,101
Salomon Brothers ..............................         5.31%         10/01/99             9,000,000          9,061,274
Sunamerica Corporation ........................       5.21-5.29%      10/31/99            13,450,000         13,551,554
Texaco Capital Corporation ....................         5.18%         11/01/99             2,500,000          2,556,470
Travelers Property Casualty Corporation .......         5.23%         10/01/99             5,000,000          5,036,903
Walt Disney Company ...........................         5.05%          6/21/99             3,522,000          3,541,248
                                                                                                           ------------
                                                                                                            108,213,523
                                                                                                           ------------
Certificates of Deposit - 12.7%
Bayerische Vereinsbank New York ...............         5.21%          5/07/99             5,000,000          5,009,201
National Bank Canada NY .......................         5.19%          2/17/99            20,000,000         20,000,259
Sanwa Bank, New York ..........................         5.99%          3/02/99            25,000,000         25,000,607
Sanwa Bank, New York ..........................         5.65%          4/05/99             5,500,000          5,500,139
Societe Generale ..............................         5.67%          2/09/99            30,000,000         29,998,463
Svenska Handelsbanken .........................         5.30%          4/26/99            15,000,000         15,020,986
                                                                                                           ------------
                                                                                                            100,529,655
                                                                                                           ------------
Yankee Certificates of Deposit - 10.1%
Commerzbank ...................................         5.60%          2/11/99            50,000,000         49,997,305
Credit Agricole ...............................         5.71%          2/26/99            30,000,000         29,997,795
                                                                                                           ------------
                                                                                                             79,995,100
                                                                                                           ------------
Time Deposits - 2 8%
National City Bank ............................         4.00%          1/04/99            22,000,000         22,000,000
                                                                                                           ------------

U.S.  Government Agency Obligations - 2.0%
Federal Home Loan Bank ........................         4.83%          2/03/99            15,000,000         15,000,000
Federal Home Loan Bank ........................         5.11%          8/18/99             1,035,000          1,040,812
                                                                                                           ------------
                                                                                                             16,040,812
                                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

==========================================================================================================================
                                                      Yield to                               Par
Security                                              Maturity        Maturity              Value                Value
==========================================================================================================================
Asset Backed Securities - 0.9%
First Sierra Receivables ......................         5.21%          1/12/00          $  7,500,000         $  7,500,000
                                                                                                             ------------


TOTAL INVESTMENTS, at amortized cost - 98.7%                                                                  782,556,187

Other Assets and Liabilities (net) -  1.3%                                                                     10,643,660
                                                                                                             ------------

TOTAL NET ASSETS - 100.0%                                                                                    $793,199,847
                                                                                                             ============

Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.


    The accompanying notes are an integral part of the financial statements.

                           Merrimac Treasury Portfolio

                   Schedule of Investments - December 31, 1998

==============================================================================================================
                                                           Yield to                     Par
Security                                                   Maturity     Maturity       Value          Value
==============================================================================================================
U.S. Government Obligations - 78.6%

U.S. Treasury Bill ......................................    4.32%       1/14/99   $ 5,000,000   $  4,992,200
U.S. Treasury Bill ...................................... 4.47-4.68%     1/21/99    23,000,000     22,941,133
U.S. Treasury Bill ......................................    4.40%       2/04/99    20,181,000     20,097,137
U.S. Treasury Note ......................................    4.08%       1/15/99     4,000,000      4,003,358
U.S. Treasury Note ......................................    4.69%       1/31/99    14,000,000     14,002,496
U.S. Treasury Note .....................................  4.36-5.03%     2/15/99    13,000,000     13,016,380
U.S. Treasury Note ......................................    4.51%       3/31/99     5,000,000      5,020,335
U.S. Treasury Note ......................................    4.46%       4/15/99     3,000,000      3,021,312
U.S. Treasury Note ......................................    4.47%       4/30/99     3,000,000      3,019,448
                                                                                                 ------------

Total U.S. Government Obligations                                                                  90,113,799
                                                                                                 ------------

U.S. Government Agency Obligations - 20.7%

Student Loan Marketing Association ......................    4.28%       1/04/99    23,788,000     23,779,516
                                                                                                 ------------

TOTAL INVESTMENTS, at amortized cost - 99.3%                                                      113,893,315

Other Assets and Liabilities (net) -  0.7%                                                            832,626
                                                                                                 ------------

TOTAL NET ASSETS - 100.0%                                                                        $114,725,941
                                                                                                 ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                      Statements of Assets and Liabilities
                                December 31, 1998

======================================================================================================
                                                             Cash Portfolio         Treasury Portfolio
                                                           --------------------     ------------------
Assets
  Investments, at value (Note 1)                             $       782,556,187     $     113,893,315
  Cash                                                                   155,730                   717
  Interest receivable                                                 10,539,721               858,458
  Deferred organization expense (Note 1)                                  35,052                 4,735
  Prepaid assets                                                         111,216                21,167
                                                            --------------------    ------------------
      Total assets                                                   793,397,906           114,778,392
                                                            --------------------    ------------------

Liabilities
  Management fee payable (Note 2)                                        139,469                14,218
  Other accrued expenses                                                  58,590                38,233
                                                            --------------------    ------------------
      Total liabilities                                                  198,059                52,451
                                                            --------------------    ------------------

Net Assets Applicable to Investors' Beneficial Interests    $        793,199,847    $      114,725,941
                                                            ====================    ==================

                            Statements of Operations
                      For the Year Ended December 31, 1998
================================================================================

                                                                Cash Portfolio      Treasury Portfolio
                                                            --------------------    ------------------
Income
     Interest                                               $         58,239,893    $        2,884,352
                                                            ----------------------  ------------------

Expenses
     Management fee (Note 2)                                           1,760,305                98,068
     Trustee fees and expenses                                            59,497                 5,903
     Insurance                                                            55,995                 6,720
     Audit                                                                29,054                23,393
     Transaction fees                                                     21,130                 7,428
     Amortization of organization expense (Note 1)                        12,150                 1,526
     Legal                                                                 2,112                 2,498
     Miscellaneous                                                         5,405                 4,266
                                                            --------------------    ------------------

         Total expenses                                                1,945,648               149,802

     Less: Management fee waived (Note 2)                               (384,213)                --
                                                            --------------------    ------------------

         Net expenses                                                  1,561,435               149,802
                                                            --------------------    ------------------

Net Investment Income                                                 56,678,458             2,734,550

Net Realized Gain on Investments                                          13,660                   966
                                                            --------------------    ------------------

Net Increase in Net Assets from Operations                  $         56,692,118    $        2,735,516
                                                            ====================    ==================

    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                       Statements of Changes in Net Assets

==================================================================================================================================
                                                             Cash Portfolio                       Treasury Portfolio
                                                     -----------------------------------    --------------------------------------
                                                                                                                  For the Period
                                                                                                                  April 2, 1997
                                                            Year Ended December 31,                              (Commencement
                                                     -----------------------------------       Year Ended        of Operations) to
                                                          1998                1997          December 31, 1998    December 31, 1997
                                                     -----------------    --------------    ------------------  ------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                           $     56,678,458   $    74,983,944       $   2,734,550     $     2,361,756
     Net realized gain (loss) on investments                   13,660                --                 966              (2,590)
                                                     ----------------   ----------------    ------------------  ----------------
     Net increase in net assets from operations            56,692,118        74,983,944           2,735,516           2,359,166
                                                     ----------------   ----------------    ------------------  ----------------

Transactions in Investors'
Beneficial Interest
     Contributions                                      3,737,889,197     2,193,287,654         360,772,130         255,362,805
     Withdrawals                                       (4,386,229,061)   (1,889,734,150)       (322,698,051)       (183,805,625)
                                                     ----------------   ----------------    ------------------  ----------------
     Net increase (decrease) from investors'
       transactions                                      (648,339,864)      303,553,504          38,074,079          71,557,180
                                                     ----------------   ----------------    ------------------  ----------------

Net Increase (Decrease) in Net Assets                    (591,647,746)      378,537,448          40,809,595          73,916,346


Net Assets
     Beginning of period                                1,384,847,593     1,006,310,145          73,916,346             --
                                                     ================   ================    ==================  ================
     End of period                                   $    793,199,847   $ 1,384,847,593       $ 114,725,941     $    73,916,346
                                                     ================   ================    ==================  ================

                               Supplementary Data

==================================================================================================================================
                                                           Cash Portfolio                           Treasury Portfolio
                                               -----------------------------------------   --------------------------------------
                                                                       November 12, 1996                          April 2, 1997
                                               Year Ended December 31,   (Commencement                            (Commencement
                                               ----------------------  of Operations) to     Year Ended         of Operations) to
                                                  1998      1997       December 31, 1996   December 31, 1998    December 31, 1997
                                               ---------  -----------  -----------------   -----------------  -------------------
    Annualized Ratios to Average Net Assets
     Net expenses                                  0.15%        0.16%           0.12%                0.26%                0.29%
     Net investment income                         5.47%        5.51%           5.45%                4.74%                5.06%
     Net expenses, before waiver                   0.19%        0.19%           0.21%                   NA                   NA
     Net assets, end of period (000s omitted)   $793,200   $1,384,848      $1,006,310             $114,726              $73,916

The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

     The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. Securities Transactions and Income

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. Federal Income Taxes

     Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. Repurchase Agreements

     It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     E. Deferred Organization Expense

     Costs incurred by each Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                            Merrimac Master Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Management Fee and Affiliated Transactions

     The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser to the Treasury Portfolio. For its services to the Portfolios, each sub-adviser is paid a monthly fee by Investors Bank. For its services as investment sub-adviser to the Cash Portfolio, AAM is rendered an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. For its services as investment sub-adviser to the Treasury Portfolio, Aeltus is paid a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of the Treasury Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

     Prior to September 1, 1998, The Bank of New York ("BNY") served as sub-adviser to the Cash Portfolio. A new Sub-Adviser Agreement with AAM was approved by the Board of Trustees at a meeting held on July 30, 1998 and by shareholders at a meeting of shareholders held on August 28, 1998.

     Investors Bank serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiares are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios. Investors Bank and BNY voluntarily collectively reduced their fees by $384,213 for the Cash Portfolio during the year ended December 31, 1998.

     Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)  Investment Transactions

     Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 1998 were aggregated as follows:

                                                     Cash Portfolio           Treasury Portfolio
                                                 -----------------------    -----------------------
         Purchases                                  $ 47,041,977,701            $ 3,117,322,595
         Combined Maturities and Sales               (47,664,010,769)            (2,978,683,229)

(4)  Subsequent Events

     Effective January 4, 1999, M&I Investment Management Corp. ("M&I") replaced Aeltus as sub-adviser of the Treasury Portfolio. The new Sub-Adviser Agreement with M&I was approved by the Board of Trustees at a meeting held on October 26, 1998 and by shareholders at a meeting of shareholders held on December 18, 1998.

     Effective January 4, 1999, the Treasury Portfolio will only invest in direct obligations of the U.S. Treasury. This non-fundamental investment policy change was approved by the Board of Trustees at a meeting held on October 26, 1998.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio (collectively, the "Portfolios"), the two series comprising the Merrimac Master Portfolio (the "Portfolio Trust"), as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 18, 1999